Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Schedule of Consolidated Debt and Capital Lease Obligations
The U.S. dollar equivalents of the components of our consolidated debt and capital lease obligations are as follows:

	December 31, 2014			Estimated fair value (c)		Carrying value (d)
	Weighted average interest rate (a)	Unused borrowing capacity (b)
		Borrowing currency	U.S. $ equivalent	December 31,		December 31,
				2014	2013	2014	2013
		in millions
Debt:
VM Notes	5.83%	—	$—	$8,461.0	$9,188.7	$8,060.7	$9,150.1
VM Credit Facility	3.78%	£660.0	1,028.4	4,734.9	4,388.9	4,804.0	4,352.8
VM Convertible Notes (e)	6.50%	—	—	178.7	164.1	56.8	57.5
UPC Broadband Holding Bank Facility	3.56%	€1,046.2	1,266.0	3,156.4	5,717.8	3,179.2	5,671.4
UPC Holding Senior Notes	7.16%	—	—	2,603.6	3,297.4	2,391.6	3,099.2
UPCB SPE Notes	6.88%	—	—	4,279.0	4,536.5	4,009.4	4,219.5
Unitymedia KabelBW Notes	5.75%	—	—	7,869.3	8,058.2	7,400.9	7,651.9
Unitymedia KabelBW Revolving Credit Facilities	2.63%	€220.0	266.2	319.4	—	338.8	—
Ziggo Credit Facility	3.63%	€650.0	786.5	4,663.0	—	4,710.8	—
Ziggo Notes	6.82%	—	—	1,082.3	—	1,077.0	—
Telenet SPE Notes	5.93%	—	—	2,450.4	2,916.5	2,299.0	2,759.2
Telenet Credit Facility	3.44%	€322.9	390.8	1,633.4	1,956.9	1,638.6	1,936.9
VTR Finance Senior Secured Notes	6.88%	—	—	1,439.4	—	1,400.0	—
Sumitomo Collar Loan (f)	1.88%	—	—	818.0	939.3	787.7	894.3
Liberty Puerto Rico Bank Facility	5.20%	$40.0	40.0	666.2	666.2	672.0	665.0
ITV Collar Loan (f)	1.73%	—	—	678.2	—	667.0	—
Vendor financing (g)	3.45%	—	—	946.4	603.1	946.4	603.1
Other (h)	9.28%	(i)	196.2	171.5	1,795.4	171.5	1,795.1
Total debt	5.13%		$3,974.1	$46,151.1	$44,229.0	44,611.4	42,856.0

Capital lease obligations:
Unitymedia KabelBW (j)						810.1	952.0
Telenet (k)						413.4	451.2
Virgin Media						255.3	373.5
Other subsidiaries						68.8	71.6
Total capital lease obligations						1,547.6	1,848.3
Total debt and capital lease obligations						46,159.0	44,704.3
Current maturities						(1,550.9)	(1,023.4)
Long-term debt and capital lease obligations						$44,608.1	$43,680.9
_______________

(a)
Represents the weighted average interest rate in effect at December 31, 2014 for all borrowings outstanding pursuant to each debt instrument, including any applicable margin. The interest rates presented represent stated rates and do not include the impact of our interest rate derivative instruments, deferred financing costs, original issue premiums or discounts or commitment fees, all of which affect our overall cost of borrowing. Including the effects of derivative instruments, original issue premiums and discounts and commitment fees, but excluding the impact of financing costs, our weighted average interest rate on our aggregate variable- and fixed-rate indebtedness was 6.0% at December 31, 2014.  For information concerning our derivative instruments, see note 7.

(b)
Unused borrowing capacity represents the maximum availability under the applicable facility at December 31, 2014 without regard to covenant compliance calculations or other conditions precedent to borrowing. At December 31, 2014, the full amount of unused borrowing capacity was available to be borrowed under each of the respective subsidiary facilities based on the applicable leverage and other financial covenants, except as noted below. At December 31, 2014, our availability under the UPC Broadband Holding Bank Facility and the Unitymedia KabelBW Revolving Credit Facilities (each as defined and described below) was limited to €906.7 million ($1,097.2 million) and €15.1 million ($18.3 million), respectively. When the relevant December 31, 2014 compliance reporting requirements have been completed and assuming no changes from December 31, 2014 borrowing levels, we anticipate that our availability under the UPC Broadband Holding Bank Facility and the Unitymedia KabelBW Revolving Credit Facilities will be limited to €889.1 million ($1,075.9 million) and €123.7 million ($149.7 million), respectively. In addition to the limitations noted above, the debt instruments of our subsidiaries contain restricted payment tests that limit the amount that can be loaned or distributed to other Liberty Global subsidiaries and ultimately to Liberty Global. At December 31, 2014, these restrictions did not impact our ability to access the liquidity of our subsidiaries to satisfy our corporate liquidity needs beyond what is described above, except that the availability to be loaned or distributed by Virgin Media and Ziggo was limited to £508.8 million ($792.8 million) and €37.1 million ($44.9 million), respectively. When the relevant December 31, 2014 compliance reporting requirements have been completed and assuming no changes from December 31, 2014 borrowing levels, we anticipate that the availability of Virgin Media and Ziggo will be limited to £525.7 million ($819.1 million) and €11.4 million ($13.8 million), respectively. For information concerning transactions completed subsequent to December 31, 2014 that could have an impact on unused borrowing capacity, see note 20.

(c)
The estimated fair values of our debt instruments were determined using the average of applicable bid and ask prices (mostly Level 1 of the fair value hierarchy) or, when quoted market prices are unavailable or not considered indicative of fair value, discounted cash flow models (mostly Level 2 of the fair value hierarchy).  The discount rates used in the cash flow models are based on the market interest rates and estimated credit spreads of the applicable entity, to the extent available, and other relevant factors. For additional information concerning fair value hierarchies, see note 8.

(d)	Amounts include the impact of premiums and discounts, where applicable.

(e)
The amount reported in the estimated fair value column for the VM Convertible Notes (as defined and described below) represents the estimated fair value of the remaining VM Convertible Notes outstanding as of December 31, 2014, including both the debt and equity components.

(f)	For information regarding the Sumitomo Collar Loan and the ITV Collar Loan, see note 7.

(g)
Represents amounts owed pursuant to interest-bearing vendor financing arrangements that are used to finance certain of our property and equipment additions. These obligations are generally due within one year. At December 31, 2014 and 2013, the amounts owed pursuant to these arrangements include $101.7 million and $47.3 million, respectively, of VAT that was paid on our behalf by the vendor. Repayments of vendor financing obligations are included in repayments and repurchases of debt and capital lease obligations in our consolidated statements of cash flows.

(h)
The December 31, 2013 amounts include (i) outstanding borrowings of $113.1 million under VTR’s then-existing CLP 60.0 billion ($98.9 million) term loan bank facility, (ii) $852.6 million related to the Ziggo Collar Loan and (iii) $634.3 million related to the Ziggo Margin Loan. In January 2014, all outstanding amounts under VTR’s term loan bank facility were repaid and this facility was cancelled. In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $2.0 million related to the write-off of deferred financing costs. During the first quarter of 2014, we used existing cash to repay the full amount of the Ziggo Margin Loan that was secured by a portion of our investment in Ziggo. In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $2.3 million related to the write-off of deferred financing costs. Upon completion of the Ziggo Acquisition, the Ziggo Collar was terminated and the Ziggo Collar Loan was settled. In connection with this transaction, we recognized a loss on debt modification, extinguishment and conversion, net, of $4.0 million related to the payment of redemption premium. For information regarding our investment in Ziggo, see note 6.

(i)
Unused borrowing capacity relates to the senior secured revolving credit facility of entities within VTR, which includes a $160.0 million U.S. dollar facility (the VTR Dollar Credit Facility) and a CLP 22.0 billion ($36.2 million) Chilean peso facility (the VTR CLP Credit Facility and, together with the VTR Dollar Credit Facility, the VTR Credit Facility), each of which were undrawn at December 31, 2014.

(j)
Primarily represents Unitymedia KabelBW’s obligations under duct network lease agreements with Telekom Deutschland GmbH (Deutsche Telekom), an operating subsidiary of Deutsche Telekom AG, as the lessor. The original contracts were concluded in 2000 and 2001 and have indefinite terms, subject to certain mandatory statutory termination rights for either party after a term of 30 years. With certain limited exceptions, the lessor generally is not entitled to terminate these leases. For information regarding litigation involving these duct network lease agreements, see note 17.

(k)
At December 31, 2014 and 2013, Telenet’s capital lease obligations included €328.6 million ($397.6 million) and €309.0 million ($373.9 million), respectively, associated with Telenet’s lease of the broadband communications network of the four associations of municipalities in Belgium, which we refer to as the pure intercommunalues or the “PICs.” All capital expenditures associated with the PICs network are initiated by Telenet, but are executed and financed by the PICs through additions to this lease that are repaid over a 15-year term. These amounts do not include Telenet’s commitment related to certain operating costs associated with the PICs network. For additional information regarding this commitment, see note 17.

Schedule of Maturities of Long-Term Debt
Maturities of our debt and capital lease obligations as of December 31, 2014 are presented below for the named entity and its subsidiaries, unless otherwise noted. Amounts presented below represent U.S. dollar equivalents based on December 31, 2014 exchange rates:

Debt:

	Virgin Media	UPC Holding (a)	Unitymedia KabelBW	Ziggo	Telenet (b)	Other	Total
	in millions
Year ending December 31:
2015	$406.5	$436.0	$455.5	$—	$9.0	$43.3	$1,350.3
2016	—	—	—	—	9.0	351.0	360.0
2017	—	—	—	—	9.0	908.1	917.1
2018	—	—	—	—	9.0	239.5	248.5
2019	584.3	—	—	—	20.5	—	604.8
Thereafter	12,262.7	9,595.4	7,402.5	5,755.9	4,040.2	2,074.8	41,131.5
Total debt maturities	13,253.5	10,031.4	7,858.0	5,755.9	4,096.7	3,616.7	44,612.2
Unamortized premium (discount)	19.8	(15.2)	(1.6)	31.9	(3.4)	(32.3)	(0.8)
Total debt	$13,273.3	$10,016.2	$7,856.4	$5,787.8	$4,093.3	$3,584.4	$44,611.4
Current portion (c)	$408.6	$436.0	$455.5	$—	$9.0	$43.3	$1,352.4
Noncurrent portion	$12,864.7	$9,580.2	$7,400.9	$5,787.8	$4,084.3	$3,541.1	$43,259.0
 _______________

(a)	Amounts include the UPCB SPE Notes issued by the UPCB SPEs. As described above, the UPCB SPEs are consolidated by UPC Holding.

(b)	Amounts include certain senior secured notes issued by special purpose financing entities that are consolidated by Telenet.

(c)	Includes the $338.8 million principal amount outstanding under the revolving credit facilities of our subsidiaries.

Schedule of Maturities of Capital Lease Obligations
Capital lease obligations:

	Unitymedia KabelBW	Telenet	Virgin Media	Other	Total
	in millions
Year ending December 31:
2015	$88.7	$66.7	$122.7	$22.3	$300.4
2016	88.7	65.2	69.5	20.1	243.5
2017	88.7	63.4	29.6	13.1	194.8
2018	88.7	60.0	6.6	5.8	161.1
2019	88.7	49.6	4.4	2.9	145.6
Thereafter	965.9	252.5	222.1	21.8	1,462.3
Total principal and interest payments	1,409.4	557.4	454.9	86.0	2,507.7
Amounts representing interest	(599.3)	(144.0)	(199.6)	(17.2)	(960.1)
Present value of net minimum lease payments	$810.1	$413.4	$255.3	$68.8	$1,547.6
Current portion	$27.1	$41.3	$111.6	$18.5	$198.5
Noncurrent portion	$783.0	$372.1	$143.7	$50.3	$1,349.1

KBW [Member]
Debt Instrument [Line Items]
Schedule of Debt Exchange and Special Optional Redemptions
The details of (i) the Unitymedia KabelBW Exchange and (ii) the Special Optional Redemptions are as follows:

	Outstanding principal amount prior to the Unitymedia KabelBW Exchange		Principal amount exchanged pursuant to the Unitymedia KabelBW Exchange		Principal amount redeemed pursuant to the Special Optional Redemptions
KBW Notes	Borrowing currency	U.S. $ equivalent (a)	Borrowing currency	U.S. $ equivalent (a)	Borrowing currency	U.S. $ equivalent (a)
	in millions

KBW Senior Notes (b)	€680.0	$890.0	€618.0	$808.8	€62.0	$81.2
KBW Euro Senior Secured Notes (c)	€800.0	1,047.0	€735.1	962.1	€64.9	84.9
KBW Dollar Senior Secured Notes (d)	$500.0	500.0	$459.3	459.3	$40.7	40.7
KBW Senior Secured Floating-Rate Notes (e)	€420.0	549.7	€395.9	518.2	€24.1	31.5
Total		$2,986.7		$2,748.4		$238.3
 _______________

(a)	Translations are calculated as of the May 4, 2012 transaction date.

(b)	The KBW Senior Notes tendered for exchange were exchanged for an equal principal amount of 9.5% senior notes issued by Unitymedia KabelBW due March 15, 2021 (the UM Senior Exchange Notes).

(c)
The KBW Euro Senior Secured Notes tendered for exchange were exchanged for an equal principal amount of 7.5% senior secured notes issued by Unitymedia Hessen and Unitymedia NRW GmbH (each, a subsidiary of Unitymedia KabelBW and, together, the UM Senior Secured Notes Issuers) due March 15, 2019 (the UM Euro Senior Secured Exchange Notes).

(d)
The KBW Dollar Senior Secured Notes tendered for exchange were exchanged for an equal principal amount of 7.5% senior secured notes issued by the UM Senior Secured Notes Issuers due March 15, 2019 (the UM Dollar Senior Secured Exchange Notes and, together with the UM Euro Senior Secured Exchange Notes, the UM Senior Secured Fixed-Rate Exchange Notes). In December 31, 2014, the UM Senior Secured Fixed-Rate Exchange Notes were redeemed in full as described below.

(e)
The KBW Senior Secured Floating-Rate Notes tendered for exchange were exchanged for an equal principal amount of senior secured floating-rate notes issued by the UM Senior Secured Notes Issuers due March 15, 2018 (the UM Senior Secured Floating-Rate Exchange Notes and, together with the UM Senior Secured Floating-Rate Exchange Notes, the UM Senior Secured Exchange Notes). The UM Senior Secured Floating-Rate Exchange Notes, prior to their redemption as described below, bore interest at a rate of EURIBOR plus 4.25%.

VM Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt
The details of the outstanding senior notes of Virgin Media as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
VM Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

2022 VM Senior Notes:
2022 VM Dollar Senior Notes	February 15, 2022	4.875%	$118.7	$118.7	$113.9	$119.6
2022 VM Dollar Senior Notes	February 15, 2022	5.250%	$95.0	95.0	90.5	95.8
2022 VM Sterling Senior Notes	February 15, 2022	5.125%	£44.1	68.7	69.7	69.3
2023 VM Senior Notes:
2023 VM Dollar Senior Notes	April 15, 2023	6.375%	$530.0	530.0	555.8	530.0
2023 VM Sterling Senior Notes	April 15, 2023	7.000%	£250.0	389.5	425.1	389.5
2024 VM Senior Notes:
2024 VM Dollar Senior Notes	October 15, 2024	6.000%	$500.0	500.0	525.0	500.0
2024 VM Sterling Senior Notes	October 15, 2024	6.375%	£300.0	467.4	504.8	467.4
January 2021 VM Senior Secured Notes:
January 2021 VM Sterling Senior Secured Notes	January 15, 2021	5.500%	£628.4	979.1	1,055.0	992.2
January 2021 VM Dollar Senior Secured Notes	January 15, 2021	5.250%	$447.9	447.9	468.0	460.1
April 2021 VM Senior Secured Notes:
April 2021 VM Sterling Senior Secured Notes	April 15, 2021	6.000%	£1,100.0	1,713.9	1,810.3	1,713.9
April 2021 VM Dollar Senior Secured Notes	April 15, 2021	5.375%	$1,000.0	1,000.0	1,033.1	1,000.0
2025 VM Senior Secured Notes:
2025 VM 5.5% Sterling Senior Secured Notes	January 15, 2025	5.500%	£430.0	670.0	694.7	670.0
2025 VM 5.5% Dollar Senior Secured Notes	January 15, 2025	5.500%	$425.0	425.0	440.1	425.0
2029 VM Sterling Senior Secured Notes	March 28, 2029	6.250%	£400.0	623.2	675.0	627.9
Total				$8,028.4	$8,461.0	$8,060.7

_______________

(a)	Amounts include the impact of premiums, where applicable, including amounts recorded in connection with the acquisition accounting for the Virgin Media Acquisition.

Schedule of Debt Instrument Redemption Price
Virgin Media Secured Finance or Virgin Media Finance (as applicable) may redeem some or all of the April 2021 VM Senior Secured Notes, the 2023 VM Senior Notes, the 2024 VM Senior Notes, the 2025 VM Senior Secured Notes or the 2029 VM Senior Secured Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on October 15, in the case of the 2024 VM Senior Notes, or April 15, in the case of the April 2021 VM Senior Secured Notes and the 2023 VM Senior Notes and January 15, in the case of the 2025 VM Senior Secured Notes and the 2029 VM Senior Secured Notes of the years set forth below:

	Redemption price
Year	April 2021 VM Dollar Senior Secured Notes	April 2021 VM Sterling Senior Secured Notes	2023 VM Dollar Senior Notes	2023 VM Sterling Senior Notes	2024 VM Dollar Senior Notes	2024 VM Sterling Senior Notes	2025 VM Senior Secured Notes	2029 VM Senior Secured Notes

2015	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2016	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2017	102.688%	103.000%	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2018	101.344%	101.500%	103.188%	103.500%	N.A.	N.A.	N.A.	N.A.
2019	100.000%	100.000%	102.125%	102.333%	103.000%	103.188%	102.750%	N.A.
2020	100.000%	100.000%	101.063%	101.667%	102.000%	102.125%	101.833%	N.A.
2021	N.A.	N.A.	100.000%	100.000%	101.000%	101.063%	100.000%	103.125%
2022	N.A.	N.A.	100.000%	100.000%	100.000%	100.000%	100.000%	102.083%
2023	N.A.	N.A.	N.A.	N.A.	100.000%	100.000%	100.000%	101.042%
2024 and thereafter	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	100.000%	100.000%

VM Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
The details of our borrowings under the VM Credit Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency)	Unused borrowing capacity	Carrying value (a)
			in millions

A	June 7, 2019	LIBOR + 3.25%	£375.0	$—	$584.3
B	June 7, 2020	LIBOR + 2.75% (b)	$2,755.0	—	2,744.0
D	June 30, 2022	LIBOR + 3.25% (b)	£100.0	—	155.4
E	June 30, 2023	LIBOR + 3.50% (b)	£849.4	—	1,320.3
VM Revolving Facility (c)	June 7, 2019	LIBOR + 3.25%	£660.0	1,028.4	—
Total				$1,028.4	$4,804.0
 _______________

(a)	The carrying values of VM Facilities B, D and E include the impact of discounts.

(b)	VM Facilities B, D and E each have a LIBOR floor of 0.75%.

(c)	The VM Revolving Facility has a fee on unused commitments of 1.3% per year.

UPC Broadband Holding Bank Facility [Member]
Debt Instrument [Line Items]
Schedule of Debt
The details of our borrowings under the UPC Broadband Holding Bank Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency) (a)	Unused borrowing capacity (b)	Carrying value (c)
			in millions

V (d)	January 15, 2020	7.625%	€500.0	$—	$605.0
Y (d)	July 1, 2020	6.375%	€750.0	—	907.5
Z (d)	July 1, 2020	6.625%	$1,000.0	—	1,000.0
AC (d)	November 15, 2021	7.250%	$750.0	—	750.0
AD (d)	January 15, 2022	6.875%	$750.0	—	750.0
AG (e)	March 31, 2021	EURIBOR + 3.75%	€1,554.4	—	1,877.2
AH	June 30, 2021	LIBOR + 2.50% (f)	$1,305.0	—	1,302.0
AI	April 30,2019	EURIBOR + 3.25%	€1,046.2	1,266.0	—
Elimination of Facilities V, Y, Z, AC and AD in consolidation (d)				—	(4,012.5)
Total				$1,266.0	$3,179.2
 _______________

(a)	Except as described in (d) below, amounts represent total third-party facility amounts at December 31, 2014 without giving effect to the impact of discounts.

(b)
At December 31, 2014, our availability under the UPC Broadband Holding Bank Facility was limited to €906.7 million ($1,097.2 million). When the relevant December 31, 2014 compliance reporting requirements have been completed, we anticipate that our availability under the UPC Broadband Holding Bank Facility will be limited to €889.1 million ($1,075.9 million). Facility AI has a fee on unused commitments of 1.3% per year.

(c)	The carrying values of Facilities AG and AH include the impact of discounts.

(d)	As further discussed in the below description of the UPCB SPE Notes, the amounts outstanding under Facilities V, Y, Z, AC and AD are eliminated in Liberty Global’s consolidated financial statements.

(e)	For information regarding certain financing transactions subsequent to December 31, 2014 whereby, among other items, a portion of Facility AG was rolled into a new facility, see note 20.

(f)	Facility AH has a LIBOR floor of 0.75%.

UPC Holding Senior Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt
The details of the UPC Holding Senior Notes as of December 31, 2014 are summarized in the following table:

		Outstanding principal amount
UPC Holding Senior Notes	Maturity	Borrowing currency		U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

UPC Holding 8.375% Senior Notes	August 15, 2020		€640.0	$774.4	$833.4	$774.4
UPC Holding 6.375% Senior Notes	September 15, 2022		€600.0	726.0	786.8	720.6
UPC Holding 6.75% Euro Senior Notes	March 15, 2023		€450.0	544.5	597.3	544.5
UPC Holding 6.75% CHF Senior Notes	March 15, 2023	CHF	350.0	352.1	386.1	352.1
Total				$2,397.0	$2,603.6	$2,391.6
_______________

(a)	Amounts include the impact of discounts, where applicable.

Schedule of Debt Instrument Redemption Price
UPC Holding may redeem some or all of the UPC Holding Senior Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on August 15, in the case of the UPC Holding 8.375% Senior Notes, September 15, in the case of the UPC Holding 6.375% Senior Notes, and March 15, in the case of the UPC Holding 6.75% Senior Notes, of the years set forth below:

	Redemption Price
Year	UPC Holding 8.375% Senior Notes	UPC Holding 6.375% Senior Notes	UPC Holding 6.75% Senior Notes

2015	104.188%	N.A.	N.A.
2016	102.792%	N.A.	N.A.
2017	101.396%	103.188%	N.A.
2018	100.000%	102.125%	103.375%
2019	100.000%	101.063%	102.250%
2020	100.000%	100.000%	101.125%
2021 and thereafter	N.A.	100.000%	100.000%

UPCB SPE Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt
The details of the UPCB SPE Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
UPCB SPEs	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

UPCB Finance I Notes	January 15, 2020	7.625%	€500.0	$605.0	$631.9	$601.9
UPCB Finance II Notes	July 1, 2020	6.375%	€750.0	907.5	954.0	907.5
UPCB Finance III Notes	July 1, 2020	6.625%	$1,000.0	1,000.0	1,054.4	1,000.0
UPCB Finance V Notes	November 15, 2021	7.250%	$750.0	750.0	821.7	750.0
UPCB Finance VI Notes	January 15, 2022	6.875%	$750.0	750.0	817.0	750.0
Total				$4,012.5	$4,279.0	$4,009.4
 _______________

(a)	Amounts include the impact of discounts, where applicable.

Schedule of Debt Instrument Redemption Price
Upon the occurrence of an Early Redemption Event on or after the applicable UPCB SPE Notes Call Date, the applicable UPCB SPE will redeem an aggregate principal amount of its UPCB SPE Notes equal to the principal amount of the related UPCB SPE Funded Facility prepaid at the following redemption prices (expressed as a percentage of the principal amount), plus accrued and unpaid interest and additional amounts, (as specified in the applicable UPCB SPE Indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on January 15, in the case of the UPCB Finance I Notes and the UPCB Finance VI Notes, July 1, in the case of the UPCB Finance II Notes and the UPCB Finance III Notes, and November 15, in the case of the UPCB Finance V Notes, of the years set forth below:

	Redemption Price
Year	UPCB Finance I Notes	UPCB Finance II Notes	UPCB Finance III Notes	UPCB Finance V Notes	UPCB Finance VI Notes

2015	103.813%	103.188%	103.313%	N.A.	N.A.
2016	102.542%	102.125%	102.208%	103.625%	N.A.
2017	101.271%	101.063%	101.104%	102.417%	103.438%
2018	100.000%	100.000%	100.000%	101.208%	102.292%
2019	100.000%	100.000%	100.000%	100.000%	101.146%
2020 and thereafter	100.000%	100.000%	100.000%	100.000%	100.000%

Unitymedia KabelBW Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt
The details of the Unitymedia KabelBW Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
Unitymedia KabelBW Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

UM Senior Exchange Notes	March 15, 2021	9.500%	€618.0	$747.7	$837.9	$746.1
September 2012 UM Senior Secured Notes	September 15, 2022	5.500%	€650.0	786.5	843.5	786.5
December 2012 UM Dollar Senior Secured Notes	January 15, 2023	5.500%	$1,000.0	1,000.0	1,046.3	1,000.0
December 2012 UM Euro Senior Secured Notes	January 15, 2023	5.750%	€500.0	605.0	657.9	605.0
January 2013 UM Senior Secured Notes	January 21, 2023	5.125%	€500.0	605.0	646.6	605.0
April 2013 UM Senior Secured Notes	April 15, 2023	5.625%	€350.0	423.5	461.1	423.5
November 2013 UM Senior Secured Notes	January 15, 2029	6.250%	€475.0	574.8	654.5	574.8
October 2014 UM Senior Notes	January 15, 2025	6.125%	$900.0	900.0	932.6	900.0
December 2014 UM Euro Senior Secured Notes	January 15, 2025	4.000%	€1,000.0	1,210.0	1,237.2	1,210.0
December 2014 UM Dollar Senior Secured Notes	January 15, 2025	5.000%	$550.0	550.0	551.7	550.0
Total				$7,402.5	$7,869.3	$7,400.9
_______________

(a)	Amounts include the impact of discounts, where applicable.

Schedule of Debt Instrument Redemption Price
Unitymedia KabelBW or the UM Senior Secured Notes Issuers (as applicable) may redeem some or all of the Unitymedia KabelBW Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on March 15, in the case of the UM Senior Exchange Notes, September 15, in the case of the September 2012 UM Senior Secured Notes, January 15, in the case of the December 2012 UM Senior Secured Notes, the November 2013 UM Senior Secured Notes, the October 2014 UM Senior Notes and the December 2014 UM Senior Secured Notes, January 21, in the case of the January 2013 UM Senior Secured Notes, or April 15, in the case of the April 2013 UM Senior Secured Notes, of the years set forth below:

	Redemption Price
Year	UM Senior Exchange Notes	September 2012 UM Senior Secured Notes	December 2012 UM Dollar Senior Secured Notes	December 2012 UM Euro Senior Secured Notes	January 2013 UM Senior Secured Notes	April 2013 UM Senior Secured Notes	November 2013 UM Senior Secured Notes	October 2014 UM Senior Notes	December 2014 UM Euro Senior Secured Notes	December 2014 UM Dollar Senior Secured Notes

2016	104.750%	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2017	103.167%	102.750%	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
2018	101.583%	101.833%	102.750%	102.875%	102.563%	102.813%	N.A.	N.A.	N.A.	N.A.
2019	100.000%	100.917%	101.833%	101.917%	101.708%	101.875%	N.A.	N.A.	N.A.	N.A.
2020	100.000%	100.000%	100.917%	100.958%	100.854%	100.938%	N.A.	103.063%	102.000%	102.500%
2021	N.A.	100.000%	100.000%	100.000%	100.000%	100.000%	103.125%	102.042%	101.333%	101.667%
2022	N.A.	N.A.	100.000%	100.000%	100.000%	100.000%	102.083%	101.021%	100.667%	100.833%
2023	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	101.042%	100.000%	100.000%	100.000%
2024 and thereafter	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	100.000%	100.000%	100.000%	100.000%

Ziggo Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
The details of our borrowings under the Ziggo Credit Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency)	Unused borrowing capacity	Carrying value (a)
			in millions

Ziggo Euro Facility	January 15, 2022	EURIBOR + 3.00%	€2,000.0	$—	$2,395.5
Ziggo Dollar Facility	January 15, 2022	LIBOR + 2.75%	$2,350.0	—	2,315.3
Ziggo Revolving Facilities	June 30, 2020	(b)	€650.0	786.5	—
Total				$786.5	$4,710.8
_______________

(a)	Amounts include the impact of discounts, where applicable.

(b)
The Ziggo Revolving Facilities include (i) a €600.0 million ($726.0 million) facility that bears interest at EURIBOR plus a margin of 2.75% and has a fee on unused commitments of 1.1% per year and (ii) a €50.0 million ($60.5 million) facility that bears interest at EURIBOR plus a margin of 2.00% and has a fee on unused commitments of 0.8% per year.

Ziggo Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt
The details of the Ziggo Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
Ziggo Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value (a)
			in millions

Ziggo 2020 Euro Senior Secured Notes	March 27, 2020	3.625%	€71.7	$86.8	$88.7	$89.3
Ziggo 2024 Euro Senior Notes	May 15, 2024	7.125%	€743.1	899.2	993.6	987.7
Total				$986.0	$1,082.3	$1,077.0
_______________

(a)	Amounts include the impact of premiums, where applicable.

Ziggo 2024 Euro Senior Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt Instrument Redemption Price
The Ziggo 2024 Euro Senior Notes are senior obligations of Ziggo Bondco and are secured by a pledge of the shares of Ziggo Bondco. The Ziggo 2024 Euro Senior Notes are non-callable until May 15, 2019. At any time prior to May 15, 2019, Ziggo Bondco may redeem some or all of the Ziggo 2024 Euro Senior Notes by paying a “make-whole” premium. Ziggo Bondco may redeem some or all of the Ziggo 2024 Euro Senior Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the redemption date, if redeemed during the twelve-month period commencing on May 15 of the years set forth below:

Year	Redemption price

2019	103.563%
2020	102.375%
2021	101.188%
2022 and thereafter	100.000%

Telenet Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
details of our borrowings under the Telenet Credit Facility as of December 31, 2014 are summarized in the following table:

Facility	Maturity	Interest rate	Facility amount (in borrowing currency) (a)	Unused borrowing capacity (b)	Carrying value
			in millions

M (c)	November 15, 2020	6.375%	€500.0	$—	$605.0
O (c)	February 15, 2021	6.625%	€300.0	—	363.0
P (c)	June 15, 2021	EURIBOR + 3.875%	€400.0	—	484.0
S	December 31, 2016	EURIBOR + 2.75%	€36.9	44.7	—
U (c)	August 15, 2022	6.250%	€450.0	—	544.5
V (c)	August 15, 2024	6.750%	€250.0	—	302.5
W (d)	June 30, 2022	EURIBOR + 3.25%	€474.1	—	572.5
X	September 30, 2020	EURIBOR + 2.75%	€286.0	346.1	—
Y (d)	June 30, 2023	EURIBOR + 3.50%	€882.9	—	1,066.1
Elimination of Telenet Facilities M, O, P, U and V in consolidation (c)				—	(2,299.0)
Total				$390.8	$1,638.6
 _______________

(a)	Except as described in (c) below, amounts represent total third-party facility amounts at December 31, 2014.

(b)	Telenet Facilities S and X each have a fee on unused commitments of 1.1% per year.

(c)	As described below, the amounts outstanding under Telenet Facilities M, O, P, U and V are eliminated in Liberty Global’s consolidated financial statements.

(d)	The carrying values of Telenet Facilities W and Y include the impact of discounts.

Telenet SPE Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt
The details of the Telenet SPE Notes as of December 31, 2014 are summarized in the following table:

			Outstanding principal amount
Telenet SPEs Notes	Maturity	Interest rate	Borrowing currency	U.S. $ equivalent	Estimated fair value	Carrying value
			in millions

Telenet Finance Notes	November 15, 2020	6.375%	€500.0	$605.0	$639.8	$605.0
Telenet Finance III Notes	February 15, 2021	6.625%	€300.0	363.0	387.0	363.0
Telenet Finance IV Notes	June 15, 2021	EURIBOR + 3.875%	€400.0	484.0	487.0	484.0
6.25% Telenet Finance V Notes	August 15, 2022	6.250%	€450.0	544.5	595.9	544.5
6.75% Telenet Finance V Notes	August 15, 2024	6.750%	€250.0	302.5	340.7	302.5
Total				$2,299.0	$2,450.4	$2,299.0

Schedule of Debt Instrument Redemption Price
On or after (i) the applicable Telenet SPE Notes Call Date, upon the voluntary prepayment of all or a portion of the loans under the related Telenet SPE Funded Facility, the applicable Telenet SPE will redeem an aggregate principal amount of its Telenet SPE Notes equal to the principal amount of the loans so prepaid and (ii) in the case of the Telenet SPE Notes, additional amounts (as specified in the applicable Telenet SPE Indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing on (a) November 15 for the Telenet Finance Notes, (b) February 15 for the Telenet Finance III Notes, (c) June 15 for the Telenet Finance IV Notes and (d) August 15 for the Telenet Finance V Notes, of the years set forth below:

	Redemption Price
Year	Telenet Finance Notes	Telenet Finance III Notes	Telenet Finance IV Notes	6.25% Telenet Finance V Notes	6.75% Telenet Finance V Notes

2015	103.188%	N.A.	101.000%	N.A.	N.A.
2016	102.125%	103.313%	100.000%	N.A.	N.A.
2017	101.063%	102.209%	100.000%	103.125%	N.A.
2018	100.000%	101.104%	100.000%	102.083%	103.375%
2019	100.000%	100.000%	100.000%	101.563%	102.531%
2020	100.000%	100.000%	100.000%	100.000%	101.688%
2021	N.A.	100.000%	100.000%	100.000%	100.844%
2022 and thereafter	N.A.	N.A.	N.A.	100.000%	100.000%

VTR Finance Senior Secured Notes [Member]
Debt Instrument [Line Items]
Schedule of Debt Instrument Redemption Price
VTR Finance may redeem all or part of the VTR Finance Senior Secured Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the VTR Indenture), if any, to the applicable redemption date, if redeemed during the twelve-month period commencing January 15 of the years set forth below:

Year	Redemption price

2019	103.438%
2020	102.292%
2021	101.146%
2022 and thereafter	100.000%